Investment in joint venture - Summary of movement in right-of-use asset related to mining contractor services agreements of AGM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 589	$ 0
Depreciation expense for the year	(104)	(35)
Balance, end of year	485	589
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	9,429	0
Initial recognition of right-of-use assets upon adoption of IFRS 16	0	36,616
Recognition of mining contractor services agreements entered into during the year	5,604	10,502
Depreciation expense for the year	(9,407)	(17,255)
Derecognition associated with termination of contractor services agreement	(2,753)	(10,343)
Allocation of impairment	0	(10,091)
Balance, end of year	$ 2,873	$ 9,429